Property And Equipment - Disclosure Of Property And Equipment (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	$ 740,728	$ 309,509
Additions	729,749
Depreciation	(780,312)	(110,782)	$ (49,759)
Property, plant and equipment, ending balance	15,450,608	740,728	309,509
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	920,665	366,611	51,038
Additions	15,890,879	554,054	317,580
Transferred from right-of-use assets			19,415
Disposals	(37,447)
Impairment			(21,422)
Property, plant and equipment, ending balance	16,774,097	920,665	366,611
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(179,937)	(57,102)	(17,360)
Disposals	1,446
Depreciation	(1,043,921)	(122,835)	(49,759)
Impairment	(101,077)
Impairment			10,017
Property, plant and equipment, ending balance	(1,323,489)	(179,937)	(57,102)
Restaurant production and research and development equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	300,789	184,466
Property, plant and equipment, ending balance	9,787,326	300,789	184,466
Restaurant production and research and development equipment [member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	364,723	195,513	1,071
Additions	9,848,607	169,210	196,449
Transferred from right-of-use assets			19,415
Disposals	(2,679)
Impairment			(21,422)
Property, plant and equipment, ending balance	10,210,651	364,723	195,513
Restaurant production and research and development equipment [member] | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(63,934)	(11,047)	1,791
Depreciation	(258,314)	(52,887)	(22,855)
Impairment	(101,077)
Impairment			10,017
Property, plant and equipment, ending balance	(423,325)	(63,934)	(11,047)
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	114,676	11,917
Property, plant and equipment, ending balance	609,242	114,676	11,917
Fixtures and fittings [member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	125,142	18,030	10,102
Additions	568,659	107,112	7,928
Property, plant and equipment, ending balance	693,801	125,142	18,030
Fixtures and fittings [member] | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(10,466)	(6,113)	(2,790)
Depreciation	(74,093)	(4,353)	(3,323)
Property, plant and equipment, ending balance	(84,559)	(10,466)	(6,113)
Computer equipment and software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	73,663	7,535
Property, plant and equipment, ending balance	144,722	73,663	7,535
Computer equipment and software [member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	107,870	21,410	10,160
Additions	403,656	86,460	11,250
Property, plant and equipment, ending balance	511,526	107,870	21,410
Computer equipment and software [member] | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(34,207)	(13,875)	(10,160)
Depreciation	(332,597)	(20,332)	(3,715)
Property, plant and equipment, ending balance	(366,804)	(34,207)	(13,875)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	200,826	50,491
Property, plant and equipment, ending balance	4,706,190	200,826	50,491
Leasehold improvements [member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	253,149	70,436	29,705
Additions	4,863,197	182,713	40,731
Property, plant and equipment, ending balance	5,116,346	253,149	70,436
Leasehold improvements [member] | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(52,323)	(19,945)	(6,201)
Depreciation	(357,833)	(32,378)	(13,744)
Property, plant and equipment, ending balance	(410,156)	(52,323)	(19,945)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	50,774	55,100
Property, plant and equipment, ending balance	203,128	50,774	55,100
Vehicles [member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	69,781	61,222
Additions	206,760	8,559	61,222
Disposals	(34,768)
Property, plant and equipment, ending balance	241,773	69,781	61,222
Vehicles [member] | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(19,007)	(6,122)
Disposals	1,446
Depreciation	(21,084)	(12,885)	(6,122)
Property, plant and equipment, ending balance	$ (38,645)	$ (19,007)	$ (6,122)